Loans - TDR Number of Contracts Modified And Recorded Investment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) contracts	Dec. 31, 2017 USD ($) contracts	Dec. 31, 2016 USD ($) contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	392	426	405
Total Recorded Investment Modified as TDRs During Period	$ 9,191	$ 10,125	$ 21,258
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	21	29	32
Total Recorded Investment Modified as TDRs During Period	$ 857	$ 3,715	$ 8,641
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	17	9	14
Total Recorded Investment Modified as TDRs During Period	$ 3,586	$ 1,363	$ 6,381
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	1	0	2
Total Recorded Investment Modified as TDRs During Period			$ 1,143
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	0	1	0
Total Recorded Investment Modified as TDRs During Period		$ 8
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	2	0	1
Total Recorded Investment Modified as TDRs During Period	$ 10
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	3	15	11
Total Recorded Investment Modified as TDRs During Period	$ 417	$ 630	$ 1,122
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	25	33	34
Total Recorded Investment Modified as TDRs During Period	$ 1,696	$ 2,247	$ 2,406
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	21	19	13
Total Recorded Investment Modified as TDRs During Period	$ 644	$ 576	$ 282
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	19	11	5
Total Recorded Investment Modified as TDRs During Period	$ 528	$ 294	$ 105
Consumer
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts | contracts	283	309	293
Total Recorded Investment Modified as TDRs During Period	$ 1,453	$ 1,292	$ 1,178
Accruing
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,569	3,923	4,628
Accruing | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	28	945	191
Accruing | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	414	1,050	3,844
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	0	0
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	10	0	0
Accruing | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	54	144	89
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	842	888	114
Accruing | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	558	474	104
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	459	251	102
Accruing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	204	171	184
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	6,622	6,202	16,630
Nonaccrual | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	829	2,770	8,450
Nonaccrual | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	3,172	313	2,537
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period			1,143
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		8
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	363	486	1,033
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	854	1,359	2,292
Nonaccrual | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	86	102	178
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	69	43	3
Nonaccrual | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	$ 1,249	$ 1,121	$ 994